UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Australia — 8.9%
29,129	AGL Energy Ltd. (Multi-Utilities)	$364,292
66,086	Amcor Ltd. (Containers & Packaging)	329,739
25,975	Ansell Ltd. (Health Care Equipment & Supplies)	248,224
24,422	Australia and New Zealand Banking Group Ltd. (Commercial Banks)	369,728
70,880	BHP Billiton Ltd.(a) (Metals & Mining)	2,644,943
223,413	BlueScope Steel Ltd. (Metals & Mining)	2,427,226
72,275	Boral Ltd.(b) (Construction Materials)	377,350
438,450	Centennial Coal Co. Ltd.(b) (Oil, Gas & Consumable Fuels)	2,116,687
2,460	Commonwealth Bank of Australia (Commercial Banks)	91,222
83,368	Computershare Ltd. (IT Services)	679,690
11,801	Fortescue Metals Group Ltd.* (Metals & Mining)	94,927
792,138	Macquarie Infrastructure Group (Transportation Infrastructure)	1,903,664
321,605	Macquarie Office Trust (REIT)	272,759
22,148	Minara Resources Ltd. (Metals & Mining)	39,977
41,888	National Australia Bank Ltd. (Commercial Banks)	961,577
110,616	QBE Insurance Group Ltd.(a) (Insurance)	2,335,090
160,019	Stockland (REIT)	690,781
7,760	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	63,060
592,299	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	1,364,198
15,363	Westpac Banking Corp. (Commercial Banks)	308,427
58,073	Woolworths Ltd.(a) (Food & Staples Retailing)	1,369,517

		19,053,078

Austria — 0.5%
5,374	Intercell AG* (Biotechnology)	271,296
12,931	OMV AG(a) (Oil, Gas & Consumable Fuels)	890,435

		1,161,731

Belgium — 1.4%
6,093	Bekaert NV (Electrical Equipment)	925,304

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
2,781	KBC GROEP NV (Commercial Banks)	$282,204
36,089	Tessenderlo Chemie NV(a) (Chemicals)	1,736,849

		2,944,357

Denmark — 1.4%
450	Auriga Industries A/S Class B (Chemicals)	17,850
2,250	Danisco A/S (Food Products)	153,362
7,250	East Asiatic Co. Ltd. A/S (A/S Det Ostasiatiske Kompagni)(a) (Food Products)	491,102
32,788	H. Lundbeck A/S (Pharmaceuticals)	831,419
11,824	Vestas Wind Systems A/S* (Electrical Equipment)	1,542,048

		3,035,781

Finland — 2.4%
159	Amer Sports Oyj (Leisure Equipment & Products)	2,751
2,977	KCI Konecranes Oyj (Machinery)	118,272
89,256	Nokia Oyj(a)(c) (Communications Equipment)	2,436,015
1,124	Nokian Renkaat Oyj (Auto Components)	48,397
32,785	Outokumpu Oyj (Metals & Mining)	763,383
27,148	Outotec Oyj (Construction & Engineering)	1,382,740
14,337	Sponda Oyj (Real Estate Management & Development)	131,907
6,682	TietoEnator Oyj(a) (IT Services)	135,904

		5,019,369

France — 15.5%
6,046	Alstom SA (Electrical Equipment)	676,775
11,035	Arkema (Chemicals)	560,261
3,304	Beneteau (Leisure Equipment & Products)	66,215
22,474	BNP Paribas(a) (Commercial Banks)	2,215,539
3,649	Bongrain SA (Food Products)	286,938
20,286	Christian Dior SA (Textiles, Apparel & Luxury Goods)	2,183,136
653	CNP Assurances (Insurance)	72,823
5,488	Eutelsat Communications (Media)	152,882
19	Faiveley SA (Electronic Equipment & Instruments)	1,477

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
192,416	France Telecom SA (Diversified Telecommunication Services)	$6,084,021
34,365	Gaz de France(b) (Gas Utilities)	2,150,676
4,958	L’Oreal SA (Personal Products)	519,156
4,116	Nexans SA (Electrical Equipment)	488,568
66,613	Sanofi-Aventis(a) (Pharmaceuticals)	4,675,838
92,028	Total SA(a) (Oil, Gas & Consumable Fuels)	7,046,493
138,922	Vivendi SA(a) (Media)	5,808,403

		32,989,201

Germany — 9.4%
16,682	Adidas AG (Textiles, Apparel & Luxury Goods)	1,021,253
15,197	BASF AG(a) (Chemicals)	961,936
31,539	Bechtle AG(a) (IT Services)	881,691
46,984	Daimler AG (Automobiles)	2,714,314
2,607	Deutsche Bank AG (Capital Markets)	240,853
29,271	Deutsche Boerse AG (Diversified Financial Services)	3,332,377
116,518	Deutsche Lufthansa AG(a) (Airlines)	2,673,213
51,438	Gildemeister AG (Machinery)	1,470,158
1,289	KWS Saat AG (Food Products)	258,445
2,222	MAN AG (Machinery)	222,852
276	MorphoSys AG* (Life Sciences Tools & Services)	20,569
29,013	Muenchener Rueckversicherungs-Gesellschaft AG(a) (Insurance)	4,816,003
377	Q-Cells AG* (Electrical Equipment)	36,526
27,155	Solarworld AG (Electrical Equipment)	1,265,708

		19,915,898

Greece — 0.8%
35	Babis Vovos International Construction SA* (Real Estate Management & Development)	1,068
6,985	EYDAP Athens Water Supply and Sewage Company SA (Water Utilities)	107,286

Shares	Description	Value
Common Stocks — (continued)
Greece — (continued)
22,361	Gr. Sarantis SA (Personal Products)	$337,631
36,591	Hellenic Petroleum SA (Oil, Gas & Consumable Fuels)	479,804
10,475	Iaso SA (Health Care Providers & Services)	108,469
5,889	Marfin Investment Group SA (Capital Markets)	43,943
1,426	National Bank of Greece SA (Commercial Banks)	67,173
15,452	Public Power Corp. SA (Electric Utilities)	477,565

		1,622,939

Hong Kong — 1.7%
246,000	BOC Hong Kong (Holdings) Ltd. (Commercial Banks)	619,316
6,500	CLP Holdings Ltd. (Electric Utilities)	53,191
35,500	Esprit Holdings Ltd. (Specialty Retail)	377,736
122,000	Hang Lung Group Ltd. (Real Estate Management & Development)	541,080
7,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	21,987
8,000	Hang Seng Bank Ltd. (Commercial Banks)	156,566
54,100	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	119,059
73,500	Hong Kong Electric Holdings Ltd. (Electric Utilities)	426,080
8,700	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	128,105
35,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	327,414
3,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	8,529
40,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment & Instruments)	190,081
44,000	New World Development Co. Ltd. (Real Estate Management & Development)	82,028
37,500	Orient Overseas International Ltd. (Marine)	162,923
119,000	Pacific Basin Shipping Ltd. (Marine)	166,882
6,000	Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	12,811
1,500	Swire Pacific Ltd. (Real Estate Management & Development)	16,021

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
39,492	The Link (REIT)	$88,129
23,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	101,656
30,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	81,192

		3,680,786

Ireland — 0.6%
66	Anglo Irish Bank Corp. PLC (Commercial Banks)	516
47,078	Paddy Power PLC (Hotels, Restaurants & Leisure)	1,309,569

		1,310,085

Italy — 2.5%
27,463	Finmeccanica SpA(a) (Aerospace & Defense)	809,751
4,184	I.M.A. Industria Macchine Automatiche SpA (Machinery)	94,563
178,165	Intesa Sanpaolo (Commercial Banks)	1,000,535
138,906	Intesa Sanpaolo RNC (Commercial Banks)	728,558
540,268	Parmalat SpA (Food Products)	1,337,899
1,529,741	Pirelli & C. SpA (Auto Components)	949,270
45,795	Snam Rete Gas SpA (Gas Utilities)	302,695
37,396	Terna-Rete Elettrica Nazionale SpA (Electric Utilities)	155,200

		5,378,471

Japan — 28.6%
53,400	Aloka Co. Ltd. (Health Care Equipment & Supplies)	703,903
30,500	Alps Electric Co. Ltd. (Electronic Equipment & Instruments)	313,631
115,000	AMADA Co. Ltd. (Machinery)	785,490
35,700	Aoyama Trading Co. Ltd. (Specialty Retail)	630,390
9,800	Arcs Co. Ltd. (Food & Staples Retailing)	139,881
459,000	Asahi Kasei Corp. (Chemicals)	2,349,790
62,000	Astellas Pharma, Inc. (Pharmaceuticals)	2,688,310
2,100	BML, Inc. (Health Care Providers & Services)	39,946

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
30,400	Brother Industries Ltd. (Office Electronics)	$383,128
16,200	CAC Corp. (IT Services)	148,849
21,000	Canon Marketing Japan, Inc. (Distributors)	309,149
35	Central Japan Railway Co. (Road & Rail)	355,988
57,100	Coca-Cola West Holdings Co. Ltd.(b) (Beverages)	1,263,733
76,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,045,851
4,000	Daiichi Jitsugyo Co. Ltd. (Trading Companies & Distributors)	17,721
25,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	236,577
38,900	Daiwasystem Co. Ltd.(a) (Real Estate Management & Development)	280,934
28,700	Duskin Co. Ltd.(b) (Specialty Retail)	493,570
69,000	Fuji Heavy Industries Ltd. (Automobiles)	370,533
75,100	Fuyo General Lease Co. Ltd.(a) (Diversified Financial Services)	2,169,865
7,100	Glory Ltd. (Machinery)	156,082
1,000	Hanwa Co. Ltd. (Trading Companies & Distributors)	5,797
93,000	Honda Motor Co. Ltd.(a) (Automobiles)	2,968,866
27,000	ITOCHU Corp. (Trading Companies & Distributors)	268,312
13,200	Itochu-Shokuhin Co. Ltd. (Food & Staples Retailing)	424,423
14,000	J. Front Retailing Co. Ltd. (Multiline Retail)	76,204
2,400	Japan Digital Laboratory Co. Ltd. (Computers & Peripherals)	27,494
1,730	K.K. DaVinci Advisors*(b) (Real Estate Management & Development)	680,592
21,000	Kaneka Corp. (Chemicals)	129,872
6,600	Kanematsu Electronics Ltd. (Electronic Equipment & Instruments)	53,566
25,000	Kinden Corp. (Construction & Engineering)	252,372
52,300	Komori Corp.(a) (Machinery)	874,621
3,000	Konica Minolta Holdings, Inc. (Office Electronics)	49,262
68,800	Leopalace21 Corp.(a) (Real Estate Management & Development)	924,464
66,000	Marubeni Corp. (Trading Companies & Distributors)	480,810

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
111,000	Matsushita Electric Industrial Co. Ltd. (Household Durables)	$2,340,320
46,500	Millea Holdings, Inc. (Insurance)	1,744,650
21,000	Mitsubishi Materials Corp. (Metals & Mining)	82,324
52,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,066,843
120,000	Mitsui O.S.K. Lines Ltd. (Marine)	1,554,029
401	Mizuho Financial Group, Inc. (Commercial Banks)	1,920,071
12,000	Nagase & Co. Ltd. (Trading Companies & Distributors)	125,778
82,000	NEC Corp. (Computers & Peripherals)	448,991
5,800	NEC Electronics Corp.* (Semiconductors & Semiconductor Equipment)	156,587
5,600	Nintendo Co. Ltd. (Software)	2,717,040
293,000	Nippon Express Co. Ltd. (Road & Rail)	1,335,129
101,500	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	611,513
137,000	Nippon Oil Corp. (Oil, Gas & Consumable Fuels)	867,399
466,000	Nippon Sheet Glass Co. Ltd. (Building Products)	1,897,579
439	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	2,230,383
132,000	Nippon Yusen Kabushiki Kaisha (Marine)	1,127,935
270,600	Nissan Motor Co. Ltd. (Automobiles)	2,083,153
34,500	Nisshin Seifun Group, Inc. (Food Products)	472,390
596,000	Nisshin Steel Co. Ltd. (Metals & Mining)	1,844,789
34,500	Nomura Real Estate Holdings, Inc.(b) (Real Estate Management & Development)	698,984
1,447	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,350,332
4,200	Omron Corp. (Electronic Equipment & Instruments)	73,710
13,500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	743,695
3,800	Onoken Co. Ltd. (Trading Companies & Distributors)	58,733
453,000	Osaka Gas Co. Ltd. (Gas Utilities)	1,635,188
146,000	Ricoh Co. Ltd. (Office Electronics)	2,370,899

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
3,800	Rock Field Co. Ltd. (Food Products)	$50,952
500	Sankyo Co. Ltd. (Leisure Equipment & Products)	30,290
10,500	Sanshin Electronics Co. Ltd. (Electronic Equipment & Instruments)	99,292
5	Sapporo Hokuyo Holdings, Inc. (Commercial Banks)	31,163
3,832	SBI Holdings, Inc. (Capital Markets)	905,204
14,600	Sega Sammy Holdings, Inc. (Leisure Equipment & Products)	136,063
5,000	Shiseido Co. Ltd. (Personal Products)	111,251
122,000	Sompo Japan Insurance, Inc. (Insurance)	1,207,238
2,100	Sumco Corp. (Semiconductors & Semiconductor Equipment)	47,658
5,100	Sumitomo Corp. (Trading Companies & Distributors)	68,842
29,400	Sumitomo Electric Industries Ltd.(a) (Electrical Equipment)	357,108
2,300	Suzuken Co. Ltd. (Health Care Providers & Services)	79,051
64,000	Takihyo Co. Ltd. (Distributors)	211,974
151,000	The Bank of Yokohama Ltd. (Commercial Banks)	973,709
47,000	The Gunma Bank Ltd. (Commercial Banks)	291,974
1,400	The Kansai Electric Power Co., Inc. (Electric Utilities)	32,645
7,300	TKC Corp. (IT Services)	133,090
2,800	Tokyu Community Corp. (Real Estate Management & Development)	55,925
36,000	Tokyu Land Corp. (Real Estate Management & Development)	180,402
6,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	62,237
7,000	Toyo Kohan Co. Ltd. (Metals & Mining)	32,919
3,800	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	68,655
4,000	Toyo Suisan Kaisha Ltd. (Food Products)	100,646
9,200	Trusco Nakayama Corp. (Trading Companies & Distributors)	137,161
64,000	Uniden Corp. (Communications Equipment)	300,520
127,500	Urban Corp.(b) (Real Estate Management & Development)	154,278

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
84	West Japan Railway Co. (Road & Rail)	$398,163
100	Yamato Kogyo Co. Ltd. (Metals & Mining)	4,492

		60,921,322

Netherlands — 2.8%
10,254	ASM International NV (Semiconductors & Semiconductor Equipment)	281,745
1,437	ASML Holding NV (Semiconductors & Semiconductor Equipment)	32,872
451	Corio NV (REIT)	34,720
5,496	CSM (Food Products)	182,860
17,166	Heineken Holding NV (Beverages)	733,277
115,851	Koninklijke (Royal) Philips Electronics NV(a) (Industrial Conglomerates)	3,861,437
16,281	Koninklijke Ahold NV (Food & Staples Retailing)	185,244
2,465	Nieuwe Steen Investments NV (REIT)	66,338
44,150	Oce NV(a)(b) (Office Electronics)	419,442
4,433	SNS Reaal (Diversified Financial Services)	74,191

		5,872,126

New Zealand — 0.1%
24,612	Contact Energy Ltd. (Electric Utilities)	151,417
3,271	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	9,082

		160,499

Norway — 3.4%
4,800	Blom ASA* (IT Services)	39,728
513,500	Deep Sea Supply PLC (Energy Equipment & Services)	1,645,163
123,800	Den Norske Bank(a)(c) (Commercial Banks)	1,581,028
88,600	Golden Ocean Group Ltd.(b) (Marine)	500,829
271,260	Norsk Hydro ASA(a) (Metals & Mining)	3,391,185

		7,157,933

Portugal — 0.1%
10,449	Portugal Telecom SGPS SA (Diversified Telecommunication Services)	114,598

Shares	Description	Value
Common Stocks — (continued)
Portugal — (continued)
45,803	Redes Energeticas Nacionais SA (Multi-Utilities)	$202,679

		317,277

Singapore — 1.2%
60,000	Ascendas Real Estate Investment Trust (REIT)	99,809
4,000	Capitaland Ltd. (Real Estate Management & Development)	16,508
19,000	Cosco Corp. (Singapore) Ltd. (Machinery)	42,006
24,000	DBS Group Holdings Ltd. (Commercial Banks)	333,824
276,000	Golden Agri-Resources Ltd (Food Products)	142,619
14,673	Jardine Cycle & Carriage Ltd. (Distributors)	185,290
25,000	Keppel Corp. Ltd. (Industrial Conglomerates)	193,028
37,000	Keppel Land Ltd. (Real Estate Management & Development)	131,052
50,000	Neptune Orient Lines Ltd. (Marine)	102,530
79,000	Noble Group Ltd. (Trading Companies & Distributors)	123,209
67,000	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	409,701
1,000	SembCorp Industries Ltd. (Industrial Conglomerates)	3,270
13,340	Singapore Airlines Ltd. (Airlines)	146,663
121,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	314,856
14,000	United Overseas Bank Ltd. (Commercial Banks)	197,959
12,000	UOL Group Ltd. (Real Estate Management & Development)	29,567
9,000	Venture Corp. Ltd. (Electronic Equipment & Instruments)	70,816

		2,542,707

Spain — 3.8%
149,293	Banco Santander SA (Commercial Banks)	2,906,277
199	Construcciones y Auxiliar de Ferrocarriles SA (Machinery)	87,536
37,291	Gamesa Corp. Tecnologica SA (Electrical Equipment)	1,773,035
236,382	Iberia Lineas Aereas de Espana SA (Airlines)	706,771
115,242	Mapfre SA (Insurance)	574,107

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Spain — (continued)
46,976	Repsol YPF SA(a) (Oil, Gas & Consumable Fuels)	$1,573,844
13,444	Telefonica SA (Diversified Telecommunication Services)	348,840
7,502	Tubacex SA (Metals & Mining)	67,288

		8,037,698

Sweden — 4.0%
1,600	AF AB Class B (Commercial Services & Supplies)	44,767
54,700	Alfa Laval AB (Machinery)	850,612
175,800	Boliden AB (Metals & Mining)	1,033,577
29,900	Castellum AB (Real Estate Management & Development)	297,814
23,400	Fabege AB (Real Estate Management & Development)	167,574
2,100	Hufvudstaden AB (Real Estate Management & Development)	19,074
2,600	Lennart Wallenstam Byggnads AB (Real Estate Management & Development)	43,038
20,000	Millicom International Cellular SA(a) (Wireless Telecommunication Services)	1,458,720
40,400	Nordea Bank AB (Commercial Banks)	572,584
29,500	Scania AB Class B (Machinery)	462,423
58,000	Skanska AB Class B (Construction & Engineering)	747,728
63,800	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	669,514
205,000	TeliaSonera AB (Diversified Telecommunication Services)	1,560,702
33,500	Wihlborgs Fastigheter AB (Real Estate Management & Development)	615,948

		8,544,075

Switzerland — 7.3%
18,261	ABB Ltd. (Electrical Equipment)	478,741
68,227	Actelion Ltd.* (Biotechnology)	3,713,939
5,392	Bachem Holding AG (Life Sciences Tools & Services)	464,457

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
16,886	Baloise Holding AG (Insurance)	$1,584,890
15,056	Bobst Group AG (Machinery)	1,096,521
1,598	Burckhardt Compression Holding AG (Machinery)	432,895
7,651	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	457,157
17,447	Credit Suisse Group(a) (Capital Markets)	871,304
533	Daetwyler Holding AG* (Industrial Conglomerates)	32,954
584	Dufry Group (Specialty Retail)	41,637
13,246	Nestle SA (Food Products)	581,035
782	Pargesa Holding SA (Diversified Financial Services)	80,933
4	Phoenix Mecano AG (Electronic Equipment & Instruments)	1,904
34,623	PSP Swiss Property AG*(a) (Real Estate Management & Development)	2,212,015
1,401	Syngenta AG (Chemicals)	407,810
2,174	Synthes, Inc. (Health Care Equipment & Supplies)	300,606
10,871	Zurich Financial Services AG(a) (Insurance)	2,857,294

		15,616,092

United Kingdom — 0.7%
131,185	BP PLC(a)(c) (Oil, Gas & Consumable Fuels)	1,346,407
1,603	GlaxoSmithKline PLC ADR (Pharmaceuticals)	74,635

		1,421,042

TOTAL COMMON STOCKS		$206,702,467

Preferred Stocks — 0.6%
Germany — 0.6%
1,543	Draegerwerk AG(a) (Health Care Equipment & Supplies)	$90,965
14,383	Fresenius SE (Health Care Equipment & Supplies)	1,167,375
3,457	Jungheinrich AG (Machinery)	89,453

		1,347,793

TOTAL PREFERRED STOCKS		$1,347,793

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$208,050,260

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 2.3%
Boston Global Investment Trust — Enhanced Portfolio
4,939,807	2.427%	$4,939,807

TOTAL INVESTMENTS — 100.0%		$212,990,067

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(29,702)

NET ASSETS — 100.0%		$212,960,365

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is pledged as collateral for short positions within the total return swap.

(b) All or a portion of security is on loan.

(c) All or a portion of security is segregated for initial margin requirement on futures transaction.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

As a % of
Investments Industry Classifications†	Net Assets
Aerospace & Defense	0.4%
Airlines	1.7
Auto Components	0.5
Automobiles	3.8
Beverages	0.9
Biotechnology	1.9
Building Products	0.9
Capital Markets	1.0
Chemicals	2.9
Commercial Banks	7.5
Commercial Services & Supplies	0.5
Communications Equipment	1.6
Computers & Peripherals	0.2
Construction & Engineering	1.1
Construction Materials	0.2
Containers & Packaging	0.2
Distributors	0.3
Diversified Financials	2.7
Diversified Telecommunications Services	5.0
Electric Utilities	0.6
Electrical Equipment	3.5
Electronic Equipment & Instruments	0.4
Energy Equipment & Services	0.8
Food & Staples Retailing	1.0
Food Products	1.9
Gas Utilities	1.0
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	0.1
Hotels, Restaurants & Leisure	1.3
Household Durables	1.1
Industrial Conglomerates	2.1

As a % of
Investments Industry Classifications† — (continued)	Net Assets
Insurance	7.1%
IT Consulting Services	1.0
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.2
Machinery	3.2
Marine	1.7
Media	2.8
Metals & Mining	5.8
Multi-Utilities	1.3
Office Electronics	1.5
Oil, Gas & Consumable Fuels	7.0
Personal Products	0.5
Pharmaceuticals	4.2
Real Estate Investment Trust	0.6
Real Estate Management & Development	3.6
Road & Rail	1.0
Semiconductors Equipment & Products	0.2
Short-term Investments#	2.3
Software	1.3
Specialty Retail	0.7
Textiles & Apparel	1.7
Trading Companies and Distributors	1.1
Transportation Infrastructure	0.9
Water Utilities	0.1
Wireless Telecommunication Services	1.8

TOTAL INVESTMENTS	100.0%

The percentage shown for each industry category does not reflect the value of the total return swap contract.

† Industry classifications greater than one-tenth of one percent are disclosed.

# Short-term investments include securities lending collateral.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments

July 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions
France — 1.7%
Casino Guichard-Perrachon SA (Food & Staples Retailing)	$1,214,435	$1,208,119	$(6,316)

Germany — 5.7%
E.ON AG (Electric Utilities)	4,023,807	4,014,940	(8,867)
Solon AG fuer Solartechnik (Electrical Equipment)	58,470	57,891	(579)

			(9,446)

Hong Kong — 1.1%
Swire Pacific Ltd. (Real Estate Management & Development)	817,670	811,755	(5,915)

Ireland — 0.1%
Kerry Group PLC (Food Products)	54,300	54,245	(55)

Italy — 5.1%
Intesa Sanpaolo (Commercial Banks)	3,379,119	3,358,534	(20,585)
Lottomatica SpA (Hotels, Restaurants & Leisure)	324,948	323,317	(1,631)

			(22,216)

Japan — 0.2%
Kenedix, Inc. (Real Estate Management & Development)	162,032	159,962	(2,070)
Yokogawa Bridge Holdings Corp. (Construction & Engineering)	12,350	12,307	(43)

			(2,113)

Netherlands — 3.9%
AMG Advanced Metallurgical Group NV (Metals & Mining)	94,305	93,390	(915)
Koninklijke DSM NV (Chemicals)	2,754,644	2,742,782	(11,862)

			(12,777)

Spain — 1.6%
Union Fenosa SA (Electric Utilities)	1,151,114	1,145,355	(5,759)

United Kingdom — 82.8%
Amlin PLC (Insurance)	1,911,529	1,899,246	(12,283)
Anglo American PLC (Metals & Mining)	498,603	492,547	(6,056)
Anglo Pacific Group PLC (Oil, Gas & Consumable Fuels)	136,642	136,146	(496)
AstraZeneca PLC (Pharmaceuticals)	3,021,845	3,003,815	(18,030)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
Aviva PLC (Insurance)	$635,556	$631,017	$(4,539)
BAE Systems PLC (Aerospace & Defense)	2,817,899	2,804,738	(13,161)
Barclays PLC (Commercial Banks)	143,107	145,117	2,010
BG Group PLC (Oil, Gas & Consumable Fuels)	2,299,166	2,288,646	(10,520)
BP PLC (Oil, Gas & Consumable Fuels)	4,332,020	4,303,390	(28,630)
British Energy Group PLC (Electric Utilities)	989,736	982,715	(7,021)
British Land Co. PLC (REIT)	81,000	80,506	(494)
BSS Group PLC (Trading Companies & Distributors)	35,632	35,419	(213)
Compass Group PLC (Hotels, Restaurants & Leisure)	211,280	210,075	(1,205)
Computacenter PLC (IT Services)	259,956	259,515	(441)
Dairy Crest Group PLC (Food Products)	293,536	292,402	(1,134)
Dana Petroleum PLC (Oil, Gas & Consumable Fuels)	279,289	278,069	(1,220)
De La Rue PLC (Commercial Services & Supplies)	2,143,269	2,134,776	(8,493)
Drax Group PLC (Independent Power Producers & Energy Traders)	911,606	907,679	(3,927)
DS Smith PLC (Containers & Packaging)	262,791	261,579	(1,212)
Henderson Group PLC (Capital Markets)	190,946	189,458	(1,488)
HSBC Holdings PLC (Commercial Banks)	5,738,676	5,709,686	(28,990)
Intermediate Capital Group PLC (Capital Markets)	717,771	712,088	(5,683)
Kazakhmys PLC (Metals & Mining)	2,688,001	2,664,332	(23,669)
Legal & General Group PLC (Insurance)	1,839,218	1,826,934	(12,284)
Lloyds TSB Group PLC (Commercial Banks)	1,795,115	1,789,537	(5,578)
Logica PLC (IT Services)	684,247	680,024	(4,223)
Man Group PLC (Capital Markets)	248,914	246,968	(1,946)
Mondi PLC (Paper & Forest Products)	1,283,106	1,274,791	(8,315)
Morgan Sindall PLC (Construction & Engineering)	35,167	34,984	(183)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	$1,123,508	$1,119,238	$(4,270)
Royal Dutch Shell PLC Series B (Oil, Gas & Consumable Fuels)	602,041	598,841	(3,200)
Schroders PLC (Capital Markets)	75,916	75,350	(566)
Standard Chartered PLC (Commercial Banks)	97,866	97,032	(834)
Telecom Plus PLC (Diversified Telecommunication Services)	65,086	64,991	(95)
Tesco PLC (Food & Staples Retailing)	2,010,895	2,000,473	(10,422)
Thomas Cook Group PLC (Hotels, Restaurants & Leisure)	2,191,983	2,181,650	(10,333)
Tui Travel PLC (Hotels, Restaurants & Leisure)	2,198,906	2,187,747	(11,159)
Vedanta Resources PLC (Metals & Mining)	2,461,144	2,434,265	(26,879)
Vodafone Group PLC (Wireless Telecommunication Services)	4,812,561	4,782,952	(29,609)
WH Smith PLC (Specialty Retail)	426,705	423,507	(3,198)
Whitbread PLC (Hotels, Restaurants & Leisure)	50,494	50,182	(312)
William Morrison Supermarkets PLC (Food & Staples Retailing)	2,382,242	2,368,297	(13,945)
Wolseley PLC (Trading Companies & Distributors)	525,541	521,597	(3,944)
WPP Group PLC (Media)	2,465,471	2,441,978	(23,493)
WS Atkins PLC (Commercial Services & Supplies)	2,025,931	2,014,942	(10,989)

			(362,672)

TOTAL LONG POSITIONS OF TOTAL RETURN SWAP	$74,049,107	$73,621,887	$(427,269)

Total Return Swap Short Positions
Australia — 6.1%
Asciano Group (Road & Rail)	$(526,494)	$(518,382)	$8,112
Babcock & Brown Power (Independent Power Producers & Energy Traders)	(118,336)	(116,791)	1,545

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Australia — (continued)
Centro Retail Group (REIT)	$(105,401)	$(104,185)	$1,216
Coca-Cola Amatil Ltd. (Beverages)	(150,589)	(149,026)	1,563
Energy Resources of Australia Ltd. (Oil, Gas & Consumable Fuels)	(42,076)	(41,546)	530
Futuris Corp. Ltd. (Food Products)	(44,704)	(44,382)	322
Iluka Resources Ltd. (Metals & Mining)	(467,222)	(463,409)	3,813
JB Hi-Fi Ltd. (Specialty Retail)	(57,937)	(57,316)	621
Lihir Gold Ltd. (Metals & Mining)	(13,095)	(13,228)	(133)
Macquarie Airports (Transportation Infrastructure)	(99,925)	(98,977)	948
Newcrest Mining Ltd. (Metals & Mining)	(379,943)	(376,968)	2,975
Paladin Resources Ltd. (Oil, Gas & Consumable Fuels)	(504,232)	(493,755)	10,477
Silex Systems Ltd. (Semiconductors & Semiconductor Equipment)	(492,257)	(485,944)	6,313
Toll Holdings Ltd. (Air Freight & Logistics)	(147,303)	(145,280)	2,023
Transurban Group (Transportation Infrastructure)	(313,130)	(308,648)	4,482
Virgin Blue Holdings Ltd. (Airlines)	—	(5,029)	(5,029)
West Australian Newspapers Holdings Ltd. (Media)	(54,008)	(53,574)	434
WorleyParsons Ltd. (Energy Equipment & Services)	(34,161)	(33,664)	497
Wotif.com Holdings Ltd. (Internet & Catalog Retail)	(890,582)	(881,763)	8,819

			49,528

Austria — 1.0%
C.A.T. oil AG (Energy Equipment & Services)	(573,126)	(570,320)	2,806
RHI AG (Construction Materials)	(33,718)	(33,621)	97
Telekom Austria AG (Diversified Telecommunication Services)	(15,261)	(15,210)	51
Vienna Insurance Group (Insurance)	(98,783)	(98,411)	372

			3,326

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Belgium — 1.5%
Agfa Gevaert NV (Health Care Technology)	$(109,368)	$(108,665)	$703
Exmar NV (Oil, Gas & Consumable Fuels)	(124,106)	(123,898)	208
Ion Beam Applications (Health Care Equipment & Supplies)	(44,737)	(44,624)	113
S.A. D’ Ieteren NV (Distributors)	(186,932)	(186,455)	477
Telenet Group Holding NV (Diversified Telecommunication Services)	(598,596)	(596,361)	2,235

			3,736

Bermuda — 2.0%
Benfield Group Ltd. (Insurance)	(1,383,887)	(1,375,907)	7,980
BW Gas Ltd. (Oil, Gas & Consumable Fuels)	(59,373)	(59,502)	(129)

			7,851

Denmark — 0.8%
Alk-Abello A/S (Pharmaceuticals)	(12,585)	(12,521)	64
Solar Holdings A/S Class B (Trading Companies & Distributors)	(322,314)	(321,257)	1,057
Thrane & Thrane A/S (Communications Equipment)	(1,281)	(1,271)	10
Topdanmark A/S (Insurance)	(288,614)	(286,151)	2,463

			3,594

Finland — 2.2%
Elisa Oyj (Diversified Telecommunication Services)	(89,568)	(89,023)	545
Huhtamaki Oyj (Containers & Packaging)	(463,029)	(460,720)	2,309
Neste Oil Oyj (Oil, Gas & Consumable Fuels)	(106,453)	(105,603)	850
Ramirent Oyj (Trading Companies & Distributors)	(556,330)	(552,138)	4,192
Stockmann Oyj Abp (Multiline Retail)	(156,147)	(155,685)	462
Uponor Oyj (Building Products)	(250,545)	(249,161)	1,384

			9,742

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
France — 15.8%
EDF Energies Nouvelles SA (Independent Power Producers & Energy Traders)	$(207,829)	$(207,032)	$797
Etam (Specialty Retail)	(31,753)	(31,673)	80
Euler Hermes SA (Insurance)	(135,322)	(134,654)	668
Iliad SA (Diversified Telecommunication Services)	(3,049,827)	(3,035,040)	14,787
Imerys SA (Construction Materials)	(362,616)	(360,664)	1,952
IMS International Metal Service (Trading Companies & Distributors)	(99,306)	(98,936)	370
Lafarge SA (Construction Materials)	(473,560)	(470,443)	3,117
Orpea (Health Care Providers & Services)	(174,527)	(174,066)	461
Plastic Omnium SA (Auto Components)	(83,770)	(83,562)	208
Remy Cointreau SA (Beverages)	(142,443)	(141,728)	715
Rhodia SA (Chemicals)	(540,372)	(534,266)	6,106
Seche Environnement (Commercial Services & Supplies)	(168,012)	(167,641)	371
Seloger.com (Media)	(45,582)	(45,459)	123
Societe Fonciere Financiere et de Participations (Automobiles)	(713,230)	(710,436)	2,794
Societe Generale (Commercial Banks)	(2,193,102)	(2,174,391)	18,711
Veolia Environnement (Multi-Utilities)	(777,069)	(775,333)	1,736
Wendel (Industrial Conglomerates)	(368,478)	(365,990)	2,488
Zodiac SA (Aerospace & Defense)	(1,882,813)	(1,872,758)	10,055

			65,539

Germany — 8.3%
Alstria Office AG (REIT)	(207,954)	(208,418)	(464)
Continental AG (Auto Components)	(1,236,700)	(1,231,742)	4,958
Deutsche Wohnen AG (Real Estate Management & Development)	(436,125)	(434,349)	1,776
DIC Asset AG (Real Estate Management & Development)	(1,122,681)	(1,118,254)	4,427
Escada AG (Textiles, Apparel & Luxury Goods)	(45,060)	(44,981)	79

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Germany — (continued)
Freenet AG (Wireless Telecommunication Services)	$(1,327,166)	$(1,322,523)	$4,643
Grenkeleasing AG (Diversified Financial Services)	(315,131)	(314,619)	512
MPC Muenchmeyer Petersen Capital AG (Capital Markets)	(336,641)	(335,266)	1,375
Premiere AG (Media)	(395,504)	(393,281)	2,223
ProSiebenSat.1 Media AG (Media)	(534,168)	(530,538)	3,630
Solar Millennium AG (Construction & Engineering)	(57,634)	(57,272)	362

			23,521

Gibraltar — 1.3%
PartyGaming PLC (Hotels, Restaurants & Leisure)	(914,800)	(911,103)	3,697

Italy — 1.7%
Cementir Holding SpA (Construction Materials)	(218,367)	(216,546)	1,821
Digital Multimedia Technologies SpA (Communications Equipment)	(548,245)	(545,117)	3,128
IFI - Istituto Finanziario Industriale SpA (Diversified Financial Services)	(160,564)	(159,353)	1,211
Marazzi Gruppo Ceramiche SpA (Building Products)	(11,688)	(11,523)	165
Permasteelisa SpA (Building Products)	(237,089)	(236,113)	976
Saipem SpA (Energy Equipment & Services)	(1,632)	(1,624)	8
Snai SpA (Hotels, Restaurants & Leisure)	(32,919)	(32,702)	217

			7,526

Japan — 22.8%
A&D Co. Ltd. (Electronic Equipment & Instruments)	(113,483)	(112,958)	525
Advantest Corp. (Semiconductors & Semiconductor Equipment)	(346,327)	(345,474)	853
Air Water, Inc. (Chemicals)	(175,364)	(174,743)	621
Asics Corp. (Textiles, Apparel & Luxury Goods)	(233,187)	(232,903)	284

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Japan — (continued)
Chiyoda Corp. (Construction & Engineering)	$(1,770,468)	$(1,759,236)	$11,232
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	(368,362)	(369,245)	(883)
Citizen Holdings Co. Ltd. (Electronic Equipment & Instruments)	(301,342)	(301,233)	109
Daibiru Corp. (Real Estate Management & Development)	(283,341)	(283,591)	(250)
Descente Ltd. (Textiles, Apparel & Luxury Goods)	(17,472)	(17,465)	7
Hamamatsu Photonics KK (Electronic Equipment & Instruments)	(242,274)	(241,899)	375
Haseko Corp. (Household Durables)	(1,304,719)	(1,292,206)	12,513
Hirose Electric Co. Ltd. (Electronic Equipment & Instruments)	(189,878)	(189,124)	754
Iino Kaiun Kaisha Ltd. (Marine)	(132,254)	(131,173)	1,081
Jafco Co. Ltd. (Capital Markets)	(208,662)	(207,489)	1,173
Japan Securities Finance Co. Ltd. (Diversified Financial Services)	(52,182)	(51,906)	276
Kayaba Industry Co. Ltd. (Auto Components)	(23,628)	(23,627)	1
Kintetsu Corp. (Road & Rail)	(235,786)	(235,956)	(170)
Mabuchi Motor Co. Ltd. (Electronic Equipment & Instruments)	(281,045)	(281,076)	(31)
MISUMI Group, Inc. (Trading Companies & Distributors)	(1,828,075)	(1,822,261)	5,814
Mitsubishi Logistics Corp. (Transportation Infrastructure)	(132,905)	(132,501)	404
Modec, Inc. (Energy Equipment & Services)	(644,919)	(642,207)	2,712
Nihon M&A Center, Inc. (Commercial Services & Supplies)	(122,782)	(122,001)	781
Nishimatsuya Chain Co. Ltd. (Specialty Retail)	(187,862)	(187,672)	190
Nomura Real Estate Office Fund, Inc. (REIT)	(44,927)	(44,789)	138

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Japan — (continued)
NTT Urban Development Corp. (Real Estate Management & Development)	$(2,034,204)	$(2,023,091)	$11,113
Point, Inc. (Specialty Retail)	(209,636)	(209,219)	417
SOFTBANK Corp. (Wireless Telecommunication Services)	(2,038,076)	(2,030,039)	8,037
Sugi Pharmacy Co. Ltd. (Food & Staples Retailing)	(967,754)	(967,420)	334
Sundrug Co. Ltd. (Food & Staples Retailing)	(67,155)	(67,236)	(81)
Sysmex Corp. (Health Care Equipment & Supplies)	(1,731,868)	(1,732,901)	(1,033)
The Furukawa Battery Co. Ltd. (Auto Components)	(85,528)	(85,264)	264
Yakult Honsha Co. Ltd. (Food Products)	(108,546)	(108,639)	(93)

			57,467

Netherlands — 5.0%
James Hardie Industries NV (Construction Materials)	(724,691)	(713,143)	11,548
Reed Elsevier NV (Media)	(2,145,947)	(2,139,869)	6,078
SBM Offshore NV (Energy Equipment & Services)	(451,585)	(448,962)	2,623
Sligro Food Group NV (Food & Staples Retailing)	(315,530)	(313,509)	2,021

			22,270

Norway — 6.3%
Aker Solutions ASA (Energy Equipment & Services)	(238,991)	(236,613)	2,378
Aker Yards AS (Machinery)	(181,588)	(180,905)	683
Austevoll Seafood ASA (Food Products)	(43,598)	(43,425)	173
BW Gas ASA (Oil, Gas & Consumable Fuels)	(19,560)	(19,823)	(263)
DNO International ASA (Oil, Gas & Consumable Fuels)	(1,125,307)	(1,113,057)	12,250
Electromagnetic GeoServices AS (Energy Equipment & Services)	(79,990)	(79,592)	398

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Norway — (continued)
Kongsberg Automotive ASA (Auto Components)	$(195,660)	$(193,629)	$2,031
Orkla ASA (Industrial Conglomerates)	(234,154)	(231,800)	2,354
Renewable Energy Corp. AS (Electrical Equipment)	(1,692,117)	(1,660,961)	31,156
Storebrand ASA (Insurance)	(630,126)	(621,885)	8,241
Tandberg ASA (Communications Equipment)	(83,113)	(82,011)	1,102
TTS Marine ASA (Machinery)	(49,662)	(49,211)	451

			60,954

Sweden — 5.6%
Axfood AB (Food & Staples Retailing)	(219,604)	(218,791)	813
D. Carnegie & Co. AB (Capital Markets)	(531,092)	(527,835)	3,257
Hemtex AB (Specialty Retail)	(453,384)	(450,727)	2,657
Hexagon AB Class B (Machinery)	(174,161)	(172,576)	1,585
Munters AB (Machinery)	(585,576)	(582,018)	3,558
NeoNet AB (Capital Markets)	(46,813)	(46,590)	223
NIBE Industrier AB (Building Products)	(1,112,853)	(1,106,517)	6,336
Sandvik AB (Machinery)	(250,211)	(248,268)	1,943
SkiStar AB (Hotels, Restaurants & Leisure)	(142,444)	(142,083)	361
SSAB Svenskt Stal AB (Metals & Mining)	(393,929)	(389,849)	4,080
SSAB Svenskt Stal AB Series B (Metals & Mining)	(168,344)	(166,415)	1,929

			26,742

Switzerland — 1.0%
Basilea Pharmaceutica AG (Biotechnology)	(283,109)	(282,230)	879
Belimo Holding AG (Building Products)	(27,398)	(27,332)	66
Ems-Chemie Holding AG (Chemicals)	(27,703)	(27,606)	97
Galenica AG (Health Care Providers & Services)	(47,455)	(47,301)	154
Jelmoli Holding AG (Multiline Retail)	(122,054)	(121,714)	340
Schulthess Group AG (Household Durables)	(74,140)	(73,878)	262

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Switzerland — (continued)
Swisscom AG (Diversified Telecommunication Services)	$(146,547)	$(146,051)	$496

			2,294

United Kingdom — 18.6%
Admiral Group PLC (Insurance)	(962,742)	(956,106)	6,636
Bovis Homes Group PLC (Household Durables)	(1,169,823)	(1,162,581)	7,242
British Airways PLC (Airlines)	(169,826)	(168,345)	1,481
Cable & Wireless PLC (Diversified Telecommunication Services)	(368,964)	(366,879)	2,085
Experian Group Ltd. (Commercial Services & Supplies)	(2,082,502)	(2,068,577)	13,925
Findel PLC (Internet & Catalog Retail)	(668,343)	(664,393)	3,950
Inmarsat PLC (Diversified Telecommunication Services)	(1,925,157)	(1,916,696)	8,461
ITV PLC (Media)	(200,944)	(199,696)	1,248
MFI Furniture Group PLC (Specialty Retail)	(761,324)	(759,383)	1,941
Minerva PLC (Real Estate Management & Development)	(21,768)	(21,635)	133
N Brown Group PLC (Internet & Catalog Retail)	(287,465)	(286,195)	1,270
Rank Group PLC (Hotels, Restaurants & Leisure)	(1,587,813)	(1,580,556)	7,257
Rentokil Initial PLC (Commercial Services & Supplies)	(512,821)	(510,916)	1,905
Smith & Nephew PLC (Health Care Equipment & Supplies)	(71,693)	(71,429)	264
Smiths Group PLC (Industrial Conglomerates)	(2,074,861)	(2,064,797)	10,064
Taylor Wimpey PLC (Household Durables)	(136,991)	(136,243)	748
Thus Group PLC (Diversified Telecommunication Services)	(268,454)	(268,588)	(134)
Tullow Oil PLC (Oil, Gas & Consumable Fuels)	(54,808)	(54,524)	284

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
United Kingdom — (continued)
Workspace Group PLC (REIT)	$(125,055)	$(124,219)	$836

			69,596

TOTAL SHORT POSITIONS OF TOTAL RETURN SWAP	$(72,459,628)	$(72,042,245)	$417,383

NET LONG AND SHORT POSITIONS OF TOTAL RETURN SWAP			$(9,886)

NET FINANCING COST			(16,179)
CORPORATE ACTIONS			227,854

NET SWAP CONTRACT			$201,789

The percentage shown for each investment category reflects the value of investments in that category as a percentage of the current swap value.

Morgan Stanley & Co. acts as the counterparty for the Fund’s swap contract. Termination date for this contract is August 6, 2009.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Investments Industry Classifications†
Total Return Swap Long Positions
Aerospace & Defense	3.8%
Capital Markets	1.7
Chemicals	3.7
Commercial Banks	15.1
Commercial Services & Supplies	5.6
Construction & Engineering	0.1
Containers & Packaging	0.4
Diversified Telecommunication Services	0.1
Electric Utilities	8.3
Electrical Equipment	0.1
Food & Staples Retailing	7.6
Food Products	0.5
Hotels, Restaurants & Leisure	6.7
Independent Power Producers & Energy Traders	1.2
Insurance	5.9
IT Services	1.3
Media	3.3
Metals & Mining	7.7
Oil, Gas & Consumable Fuels	11.8
Paper & Forest Products	1.7
Pharmaceuticals	4.1
Real Estate Investment Trust	0.1
Real Estate Management & Development	1.3
Specialty Retail	0.6
Trading Companies & Distributors	0.8
Wireless Telecommunication Services	6.5

TOTAL INVESTMENTS	100.0%

The percentage shown for each industry category reflects the current value of investments in that industry as a percentage of the total current swap value.

† Industry classifications greater than one-tenth of one percent are disclosed.

Investments Industry Classifications†
Total Return Swap Short Positions
Aerospace & Defense	2.6%
Air Freight & Logistics	0.2
Airlines	0.2
Auto Components	2.2
Automobiles	1.0
Beverages	0.4
Biotechnology	0.4
Building Products	2.3
Capital Markets	1.5
Chemicals	1.0
Commercial Banks	3.0
Commercial Services & Supplies	4.0
Communications Equipment	0.9
Construction & Engineering	2.5
Construction Materials	2.5
Containers & Packaging	0.6
Distributors	0.3
Diversified Financial Services	0.7
Diversified Telecommunication Services	8.9
Electrical Equipment	2.3
Electronic Equipment & Instruments	1.6
Energy Equipment & Services	2.8
Food & Staples Retailing	2.2
Food Products	0.3
Health Care Equipment & Supplies	2.6
Health Care Providers & Services	0.3
Health Care Technology	0.2
Hotels, Restaurants & Leisure	3.7
Household Durables	3.7
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	3.7
Insurance	4.8
Internet & Catalog Retail	2.5
Machinery	1.7
Marine	0.2
Media	4.7
Metals & Mining	2.0
Multiline Retail	0.4
Multi-Utilities	1.1
Oil, Gas & Consumable Fuels	2.8
Pharmaceuticals	0.5
Real Estate Investment Trust	0.7
Real Estate Management & Development	5.4
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	1.1
Speciality Retail	2.4
Textiles, Apparel & Luxury Goods	0.4
Trading Companies & Distributors	3.9
Transportation Infrastructure	0.7
Wireless Telecommunication Services	4.7

TOTAL INVESTMENTS	100.0%

The percentage shown for each industry category reflects the current value of investments in that industry as a percentage of the total current swap value.

† Industry classifications greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

DJ Euro Stoxx 50 Index	40	September 2008	$2,108,294	$18,662
FTSE 100 Index	15	September 2008	1,607,176	13,115
Share Price 200 Index	4	September 2008	468,729	4,123
Topix Index	12	September 2008	1,447,653	9,765

TOTAL				$45,665

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$237,504,326

Gross unrealized gain	4,381,324
Gross unrealized loss	(28,895,583)

Net unrealized security loss	$(24,514,259)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks - Long — 133.6%
Aerospace & Defense — 3.1%
911	General Dynamics Corp.	$81,207
2,200	Lockheed Martin Corp.(a)	229,526
4,518	Northrop Grumman Corp.(a)	304,468

		615,201

Air Freight & Logistics — 0.4%
2,306	Expeditors International of Washington, Inc.(a)	81,886

Biotechnology — 5.6%
5,375	Amgen, Inc.*(a)	336,636
11,423	Biogen Idec, Inc.*(a)	796,869

		1,133,505

Capital Markets — 1.3%
2,912	Ameriprise Financial, Inc.(a)	123,760
4,226	Federated Investors, Inc. Class B(a)	138,866

		262,626

Chemicals — 4.2%
1,973	Ashland, Inc.(a)	82,412
1,391	CF Industries Holdings, Inc.(a)	227,373
2,499	Innophos Holdings, Inc.(a)	73,396
7,507	Koppers Holdings, Inc.(a)	324,377
1,041	Monsanto Co.(a)	123,994
100	Terra Industries, Inc.(a)	5,400

		836,952

Commercial Banks — 1.7%
17,188	Marshall & Ilsley Corp.(a)	261,258
7,911	Regions Financial Corp.(a)	74,996

		336,254

Communications Equipment — 2.2%
16,955	Juniper Networks, Inc.*(a)	441,339
1,835	Tellabs, Inc.*(a)	9,432

		450,771

Computers & Peripherals — 4.9%
3,010	Apple, Inc.*(a)	478,439
9,424	EMC Corp.*	141,454
2,830	Hewlett-Packard Co.(a)	126,784
4,027	QLogic Corp.*(a)	75,869
7,376	Sun Microsystems, Inc.*(a)	78,407
3,800	Teradata Corp.*(a)	88,996

		989,949

Construction & Engineering — 0.4%
1,034	Fluor Corp.(a)	84,116

Consumer Finance — 1.8%
8,600	Capital One Financial Corp.(a)	359,996

Shares	Description	Value
Common Stocks - Long — (continued)
Diversified Consumer Services — 2.0%
6,310	Apollo Group, Inc.*(a)	$393,050

Diversified Financial Services — 7.0%
24,160	Bank of America Corp.(a)	794,864
14,831	JPMorgan Chase & Co.(a)	602,584

		1,397,448

Diversified Telecommunication Services — 5.1%
12,524	AT&T, Inc.(a)	385,864
6,818	Embarq Corp.(a)	312,060
5,477	Verizon Communications, Inc.(a)	186,437
11,301	Windstream Corp.(a)	134,708

		1,019,069

Electric Utilities — 0.6%
5,000	Duke Energy Corp.(a)	87,900
900	PPL Corp.(a)	42,264

		130,164

Electrical Equipment — 0.1%
527	Emerson Electric Co.(a)	25,665

Electronic Equipment & Instruments — 0.1%
870	SYNNEX Corp.*(a)	20,323

Energy Equipment & Services — 1.9%
927	Cameron International Corp.*(a)	44,273
753	Complete Production Services, Inc.*(a)	23,976
252	FMC Technologies, Inc.*	15,569
4,702	Halliburton Co.(a)	210,744
336	Superior Well Services, Inc.*(a)	10,671
1,586	Union Drilling, Inc.*	30,546
662	Willbros Group, Inc.*(a)	24,878
509	Woodward Governor Co.(a)	22,905

		383,562

Food & Staples Retailing — 6.7%
7,127	Nash Finch Co.(a)	281,303
11,780	PriceSmart, Inc.(a)	276,241
16,752	The Kroger Co.(a)	473,746
5,125	Wal-Mart Stores, Inc.(a)	300,427
294	Winn-Dixie Stores, Inc.*(a)	4,672

		1,336,389

Food Products — 4.5%
8,743	Archer-Daniels-Midland Co.(a)	250,312
10,946	Chiquita Brands International, Inc.*(a)	168,021
1,930	Diamond Foods, Inc.(a)	46,938
29,475	Tyson Foods, Inc.(a)	439,177

		904,448

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks - Long — (continued)
Gas Utilities — 1.6%
8,224	Nicor, Inc.(a)	$327,480

Health Care Equipment & Supplies — 1.3%
4,438	Varian Medical Systems, Inc.*(a)	266,280

Health Care Providers & Services — 6.8%
2,100	AmerisourceBergen Corp.(a)	87,927
6,892	Express Scripts, Inc.*(a)	486,162
1,892	McKesson Corp.(a)	105,933
13,642	Medco Health Solutions, Inc.*(a)	676,370

		1,356,392

Hotels, Restaurants & Leisure — 4.1%
300	Carnival Corp.(a)	11,082
7,952	McDonald’s Corp.(a)	475,450
9,292	Yum! Brands, Inc.	332,840

		819,372

Industrial Conglomerates — 2.2%
2,528	General Electric Co.(a)	71,517
8,135	Tyco International Ltd.(b)	362,496

		434,013

Insurance — 1.8%
2,751	ACE Ltd.(a)	139,476
4,320	MetLife, Inc.(a)	219,326

		358,802

Internet & Catalog Retail — 0.1%
316	Amazon.com, Inc.*(a)	24,123

Internet Software & Services — 2.3%
453	Sohu.com, Inc.*(a)	34,193
12,954	VeriSign, Inc.*(a)	421,523

		455,716

IT Services — 1.2%
8,624	Western Union Co.(a)	238,367

Leisure Equipment & Products — 0.4%
5,659	Brunswick Corp.(a)	73,001

Machinery — 2.9%
1,622	Caterpillar, Inc.(a)	112,761
9,156	Ingersoll-Rand Co. Ltd.(a)	329,616
4,938	Titan Machinery, Inc.*	135,400

		577,777

Media — 6.1%
42,277	CBS Corp. Class B(a)(b)	691,652
2,598	Gannett Co., Inc.(a)	47,076
33,900	Time Warner, Inc.(a)	485,448

		1,224,176

Shares	Description	Value
Common Stocks - Long — (continued)
Metals & Mining — 3.0%
4,363	Compass Minerals International, Inc.(a)	$329,843
811	Newmont Mining Corp.(a)	38,895
2,640	Schnitzer Steel Industries, Inc.(a)	238,234

		606,972

Multiline Retail — 1.9%
12,346	Big Lots, Inc.*(a)	376,059

Oil, Gas & Consumable Fuels — 11.9%
6,767	Anadarko Petroleum Corp.(a)	391,877
200	Apache Corp.(a)	22,434
3,933	Cabot Oil & Gas Corp.(a)	173,091
184	Continental Resources, Inc.*	10,510
13,581	Exxon Mobil Corp.(a)	1,092,320
1,350	Massey Energy Co.(a)	100,237
653	Range Resources Corp.(a)	31,710
9,986	Stone Energy Corp.*(a)	509,486
1,842	Valero Energy Corp.(a)	61,541

		2,393,206

Pharmaceuticals — 7.1%
6,957	Merck & Co., Inc.(a)	228,885
64,034	Pfizer, Inc.(a)	1,195,515

		1,424,400

Real Estate Investment Trusts — 5.6%
6,905	AvalonBay Communities, Inc.(a)	688,497
8,293	Equity Residential(a)	358,009
2,370	HCP, Inc.(a)	85,486

		1,131,992

Road & Rail — 1.8%
4,869	Arkansas Best Corp.(c)	180,835
794	J.B. Hunt Transportation Services, Inc.	29,362
206	Marten Transport Ltd.*(a)	4,289
2,266	Ryder System, Inc.(a)	149,465

		363,951

Semiconductors & Semiconductor Equipment — 2.3%
40,988	LSI Corp.*(a)	284,457
8,213	National Semiconductor Corp.(a)	172,062

		456,519

Software — 7.4%
5,805	Adobe Systems, Inc.*(a)	240,037
689	Autodesk, Inc.*	21,972
35,139	Microsoft Corp.(a)	903,775

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks - Long — (continued)
Software — (continued)
14,913	Symantec Corp.*(a)	$314,217

		1,480,001

Specialty Retail — 6.4%
6,654	Aeropostale, Inc.*	214,591
3,389	Best Buy Co., Inc.(a)	134,611
16,845	GameStop Corp.*(a)	682,391
2,258	The Buckle, Inc.(a)	116,219
4,200	The TJX Cos., Inc.(a)	141,582
222	Zale Corp.*(c)	4,911

		1,294,305

Textiles, Apparel & Luxury Goods — 0.1%
597	Coach, Inc.*(a)	15,230

Thrifts & Mortgage Finance — 0.2%
2,366	Hudson City Bancorp, Inc.(a)	43,203

Tobacco — 1.5%
7,629	Altria Group, Inc.(a)	155,250
2,925	Philip Morris International, Inc.(a)	151,076

		306,326

TOTAL COMMON STOCKS — LONG		$26,809,037

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$26,809,037

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 0.9%
Boston Global Investment Trust — Enhanced Portfolio
173,300	2.427%	$173,300

TOTAL INVESTMENTS — 134.5%		$26,982,337

SECURITIES SOLD SHORT — (35.7%)		$(7,165,450)

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		245,000

NET ASSETS — 100.0%		$20,061,887

Shares	Description	Value
Common Stocks - Short — 35.7%
Auto Components — 0.5%
5,145	The Goodyear Tire & Rubber Co.	$100,996

Biotechnology — 0.1%
667	Theravance, Inc.	10,659

Shares	Description	Value
Common Stocks - Short — (continued)
Capital Markets — 0.5%
5,014	Apollo Investment Corp.	$79,873
539	Riskmetrics Group, Inc.	9,713
463	SWS Group, Inc.	8,760

		98,346

Chemicals — 0.1%
367	Rohm & Haas Co.	27,525

Commercial Banks — 0.4%
4,169	PacWest Bancorp	77,627

Commercial Services & Supplies — 0.7%
3,988	Allied Waste Industries, Inc.	48,255
5,385	Monster Worldwide, Inc.	95,530

		143,785

Communications Equipment — 0.6%
6,465	Infinera Corp.	72,796
4,760	JDS Uniphase Corp.	52,027

		124,823

Computers & Peripherals — 0.5%
7,143	SanDisk Corp.	100,716

Consumer Finance — 2.2%
25,820	SLM Corp.	442,297

Containers & Packaging — 0.4%
4,368	Temple-Inland, Inc.	70,980

Diversified Consumer Services — 2.7%
29,650	Jackson Hewitt Tax Service, Inc.	458,389
3,324	Sotheby’s	92,208

		550,597

Diversified Financial Services — 0.5%
10,458	CIT Group, Inc.	88,684
54	IntercontinentalExchange, Inc.	5,389

		94,073

Energy Equipment & Services — 0.3%
452	Transocean, Inc.	61,486

Health Care Providers & Services — 5.2%
511	Aetna, Inc.	20,956
3,007	Air Methods Corp.	86,211
13,651	Healthspring, Inc.	265,512
5,936	HMS Holdings Corp.	147,688
9,000	inVentiv Health, Inc.	217,440
3,535	LHC Group, Inc.	99,051
4,248	MedCath Corp.	79,310
16,489	Tenet Healthcare Corp.	95,471

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks - Short — (continued)
Health Care Providers & Services — (continued)
3,004	Universal American Financial Corp.	$31,512

		1,043,151

Health Care Technology — 2.1%
33,103	Hlth Corp.	362,147
3,158	Omnicell, Inc.	51,318

		413,464

Hotels, Restaurants & Leisure — 1.4%
2,147	Las Vegas Sands Corp.	97,731
10,403	Starbucks Corp.	152,820
1,507	Wyndham Worldwide Corp.	27,036

		277,587

Household Durables — 1.8%
4,188	Centex Corp.	61,480
4,515	Harman International Industries, Inc.	185,883
5,138	Jarden Corp.	123,466

		370,829

Independent Power Producers & Energy Traders — 0.5%
2,264	Ormat Technologies, Inc.	108,717

Insurance — 1.8%
4,428	eHealth, Inc.	64,295
1,248	Marsh & McLennan Cos., Inc.	35,256
16,469	MBIA, Inc.	97,661
8,821	XL Capital Ltd.	157,808

		355,019

Internet & Catalog Retail — 0.2%
2,452	Expedia, Inc.	47,986

Internet Software & Services — 1.5%
149	MercadoLibre, Inc.	5,342
976	Omniture, Inc.	16,934
16,709	SAVVIS, Inc.	269,516

		291,791

IT Services — 0.5%
3,209	Paychex, Inc.	105,640

Leisure Equipment & Products — 0.8%
11,502	Eastman Kodak Co.	168,389

Life Sciences Tools & Services — 0.9%
4,201	AMAG Pharmaceuticals, Inc.	172,241

Media — 1.2%
7,617	National CineMedia, Inc.	97,421
5,582	The Interpublic Group of Cos., Inc.	49,066

Shares	Description	Value
Common Stocks - Short — (continued)
Media — (continued)
2,557	The McGraw-Hill Cos., Inc.	$103,993

		250,480

Metals & Mining — 1.0%
3,790	Allegheny Technologies, Inc.	179,229
225	Freeport-McMoRan Copper & Gold, Inc.	21,769

		200,998

Multiline Retail — 1.3%
3,400	J.C. Penney Co., Inc.	104,822
2,959	Kohl’s Corp.	124,012
864	Nordstrom, Inc.	24,831

		253,665

Real Estate Investment Trusts — 0.9%
213	Duke Realty Corp.	5,267
6,494	General Growth Properties, Inc.	178,001

		183,268

Semiconductors & Semiconductor Equipment — 0.2%
2,351	Rubicon Technology, Inc.	30,563

Software — 0.7%
4,595	Macrovision Solutions Corp.	69,844
5,736	Synchronoss Technologies, Inc.	67,226

		137,070

Specialty Retail — 3.2%
605	American Eagle Outfitters, Inc.	8,470
881	Collective Brands, Inc.	11,347
25,100	Limited Brands, Inc.	413,899
2,668	Lowe’s Cos., Inc.	54,214
597	Office Depot, Inc.	4,060
5,825	RadioShack Corp.	97,161
2,482	The Men’s Wearhouse, Inc.	49,417

		638,567

Thrifts & Mortgage Finance — 0.1%
2,900	Sovereign Bancorp, Inc.	27,608

Trading Companies & Distributors — 0.9%
4,300	Aircastle Ltd.	47,085
10,432	H&E Equipment Services, Inc.	132,799

		179,884

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — Short — (continued)
Wireless Telecommunication Services — 0.0%
278	MetroPCS Communications, Inc.	$4,623

TOTAL COMMON STOCKS — SHORT		$(7,165,450)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is pledged as collateral for short sales.

(b) A portion of this security is segregated for initial margin requirements on futures transactions.

(c) All or a portion of security is on loan.

(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	8	September 2008	$506,840	$4,035

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$28,761,152

Gross unrealized gain	1,186,322
Gross unrealized loss	(2,965,137)

Net unrealized security loss	$(1,778,815)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in securities traded on a foreign equity securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trust’s Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, as discussed below.

     Investments in equity securities including equity securities sold short, and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investments companies are valued at the last bid price for long positions and to the last ask price for short positions. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by Goldman Sachs Asset Management, L.P., (“GSAM”) are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market disruptions or market closings; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant event that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.

Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of

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July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Other Risks — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisors, a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

Short Sales — Short selling involves leverage of a Fund’s assets and presents various risks. In order to establish a short position in a security, a Fund must first borrow the security from a lender, such as a Prime Broker or other counterparty. The Funds may not always be able to borrow the security at a particular time or at an acceptable cost. Thus, there is risk that the Funds may be unable to implement their investment strategy due to the lack of available securities or for other reasons.

     After selling the borrowed security, a Fund is then obligated to “cover” the short sale by purchasing and returning the security to the lender on a later date. A Fund cannot guarantee that the security necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the security will be available at an acceptable price. If the borrowed security has appreciated in value since it was sold, a Fund will be required to pay more for the replacement security than the amount it received from selling the security short. Moreover, purchasing a security to cover a short position can itself cause the price of the security to rise further. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. A Fund’s gain on a short sale, before transactions and other costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.
     Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividend and financing cost that accrues while the loan is outstanding. In addition, to borrow the security, a Fund may be required to pay a premium. A Fund will also incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.
     Until a Fund replaces a borrowed security, a Fund will be required to maintain assets in a segregated account at the custodian as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, a Fund is required to designate, on the books of its custodian, liquid assets (less any additional collateral

GOLDMAN SACHS STRUCTURED EQUITY FLEX FUNDS

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July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

already held by the custodian) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits a Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Total Return Swap Transactions — The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured International Equity Flex Fund’s transactions in total return swaps may be significant. These transactions can result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities.

     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default, by, or bankruptcy of a swap counterparty. Total return swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a total return swap and a security’s position may be impossible to achieve. As a result, the Investment Adviser’s use of total return swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.
     Total return swaps are valued based on the market value of the underlying long and short positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, and dividend accruals comprises the total market value of the total return swap position. Total return swaps are reset monthly with change in market value reflected as realized gain or loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2008

* Print the name and title of each signing officer under his or her signature.